Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Components of Financing Receivable

The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2014	2013
	(Millions of yen)
Total minimum lease payments receivable	¥308,733	¥278,621
Unguaranteed residual values	13,924	9,566
Executory costs	(1,680)	(2,184)
Unearned income	(31,919)	(29,875)

	289,058	256,128
Less allowance for credit losses	(6,276)	(7,323)

	282,782	248,805
Less current portion	(102,920)	(91,025)

	¥179,862	¥157,780

Allowance for Credit Losses

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2014	2013
	(Millions of yen)
Balance at beginning of year	¥7,323	¥6,908
Charge-offs	(1,171)	(1,278)
Provision	154	212
Other	(30)	1,481

Balance at end of year	¥6,276	¥7,323

Future Minimum Lease Payments to be Received under Financing Leases and Noncancelable Operating Leases

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2014.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2015	¥121,619	¥8,541
2016	90,955	4,585
2017	56,672	3,064
2018	28,688	1,450
2019	10,013	678
Thereafter	786	220

	¥308,733	¥18,538